POSTRETIREMENT BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Description Postretirement Benefit Plans

DESCRIPTION OF OUR PLANS
Plan Category		Participants	Funding	Comments
Principal Pension Plans	GE Pension Plan	Covers U.S. participants ~177,000 retirees and beneficiaries, ~82,500 vested former employees and ~23,000 active employees	Our funding policy is to contribute amounts sufficient to meet minimum funding requirements under employee benefit and tax laws. We may decide to contribute additional amounts beyond this level.
Closed to new participants since 2012. Benefits for ~20,000 employees with salaried benefits were frozen effective January 1, 2021, and thereafter these employees receive increased company contributions in the company sponsored defined contribution plan in lieu of participation in a defined benefit plan (announced October 2019).

	GE Supplementary Pension Plan	Provides supplementary benefits to higher-level, longer-service U.S. employees	Unfunded. We pay benefits from company cash.
The annuity benefit has been closed to new participants since 2011 and has been replaced by an installment benefit (which was closed to new executives after 2020). Benefits for ~700 employees who became executives before 2011 were frozen effective January 1, 2021, and thereafter these employees accrue the installment benefit.

Other Pension Plans(a)	41 U.S. and non-U.S. pension plans with pension assets or obligations that have reached $50 million	Covers ~58,000 retirees and beneficiaries, ~48,500 vested former employees and ~14,000 active employees	Our funding policy is to contribute amounts sufficient to meet minimum funding requirements under employee benefit and tax laws in each country. We may decide to contribute additional amounts beyond this level. We pay benefits for some plans from company cash.	In certain countries, benefit accruals have ceased and/or have been closed to new hires as of various dates.
Principal Retiree Benefit Plans	Provides health and life insurance benefits to certain eligible participants	Covers U.S. participants ~151,500 retirees and dependents and ~21,500 active employees	We fund retiree health benefits on a pay-as-you-go basis and the retiree life insurance trust at our discretion.	Participants share in the cost of the healthcare benefits.
(a) Plans that reach $50 million are not removed from the presentation unless part of a disposition or plan termination.

Funded Status

FUNDING STATUS BY PLAN TYPE	Benefit Obligation		Fair Value of Assets		Deficit/(Surplus)
	2022	2021	2022	2021	2022	2021
Principal Pension Plans:
GE Pension Plan (subject to regulatory funding)	$48,134	$65,073	$44,993	$60,990	$3,141	$4,083
GE Supplementary Pension Plan (not subject to regulatory funding)	5,457	7,226	—	—	5,457	7,226
	53,591	72,299	44,993	60,990	8,598	11,309
Other Pension Plans:
Subject to regulatory funding	12,078	19,698	14,512	22,280	(2,434)	(2,582)
Not subject to regulatory funding	1,838	2,558	151	210	1,687	2,348
Principal retiree benefit plans (not subject to regulatory funding)	3,304	4,308	10	42	3,294	4,266

Total plans subject to regulatory funding	60,212	84,771	59,505	83,270	707	1,501
Total plans not subject to regulatory funding	10,599	14,092	161	252	10,438	13,840
Total plans	70,811	98,863	59,666	83,522	11,145	15,341
Less: discontinued operations	23,513	32,720	19,291	26,937	4,222	5,783
Total plans - continuing operations	$47,298	$66,143	$40,375	$56,585	$6,923	$9,558

Effective January 1, 2023, certain postretirement benefit plans were legally split or allocated. The HealthCare plans were transferred to GE HealthCare in connection with the Separation. The Power and Renewable Energy (will be part of GE Vernova) and Aerospace plans remain with GE. Below is the funding status of the plans.

FUNDING STATUS BY PLAN TYPE at January 1, 2023	Benefit Obligation	Fair Value of Assets	Deficit/(Surplus)
HealthCare:
GE HealthCare Pension Plan	$15,968	$14,860	$1,108
GE HealthCare Supplementary Pension Plan	2,033	—	2,033
Other pension plans	4,363	4,431	(68)
Principal retiree benefit plans	1,149	—	1,149
	23,513	19,291	4,222
Power and Renewable Energy:
GE Energy Pension Plan	10,068	9,594	474
GE Energy Supplementary Pension Plan	510	—	510
Other pension plans	6,124	6,393	(269)
Principal retiree benefit plans	801	—	801
	17,503	15,987	1,516
Aerospace:
GE Aerospace Pension Plan	22,098	20,539	1,559
GE Aerospace Supplementary Pension Plan	2,914	—	2,914
Other pension plans	3,429	3,839	(410)
Principal retiree benefit plans	1,354	10	1,344
	29,795	24,388	5,407
Total plans	$70,811	$59,666	$11,145

PLAN FUNDED STATUS AND AMOUNTS RECORDED IN ACCUMULATED OTHER COMPREHENSIVE LOSS (INCOME)
	2022						2021
	Principal pension		Other pension		Principal retiree benefit		Principal pension		Other pension		Principal retiree benefit
Change in benefit obligations
Balance at January 1	$72,299		$22,256		$4,308		$76,298		$24,658		$5,019
Service cost	221		86		39		237		233		44
Interest cost	2,069		398		108		1,951		383		103
Participant contributions	14		19		54		15		24		60
Plan amendments	—		—		—		—		(1)		—
Actuarial loss (gain) - net	(17,281)	(a)	(6,282)	(a)	(778)	(a)	(2,448)	(a)	(1,561)	(a)	(446)
Benefits paid	(3,731)		(920)		(438)		(3,754)		(998)		(472)
Curtailments	—		—		—		—		(74)		—
Dispositions/acquisitions/other - net	—		—		11		—		(188)		—
Exchange rate adjustments	—		(1,641)		—		—		(220)		—
Balance at December 31	$53,591	(b)	$13,916		$3,304	(c)	$72,299	(b)	$22,256		$4,308	(c)
Change in plan assets
Balance at January 1	$60,990		$22,490		$42		$58,843		$21,506		$134
Actual gain (loss) on plan assets	(12,605)		(5,334)		—		5,559		1,602		41
Employer contributions	325		209		352		327		594		279
Participant contributions	14		19		54		15		24		60
Benefits paid	(3,731)		(920)		(438)		(3,754)		(998)		(472)
Dispositions/acquisitions/other - net	—		—		—		—		(138)		—
Exchange rate adjustments	—		(1,801)		—		—		(100)		—
Balance at December 31	$44,993		$14,663		$10		$60,990		$22,490		$42
Funded status - surplus (deficit)	$(8,598)		$747		$(3,294)		$(11,309)		$234		$(4,266)
Amounts recorded in Statement of Financial Position
Continuing operations:
Non-current assets - other	$—		$1,747		$—		$—		$1,968		$—
Current liabilities - other	(214)		(55)		(222)		(219)		(46)		(236)
Non-current liabilities - compensation and benefits	(5,243)		(1,013)		(1,923)		(6,967)		(1,527)		(2,531)
Discontinued operations:
Non-current assets	—		844		—		—		930		—
Current and non-current liabilities	(3,141)		(776)		(1,149)		(4,123)		(1,091)		(1,499)
Net amount recorded	$(8,598)		$747		$(3,294)		$(11,309)		$234		$(4,266)
Amounts recorded in Accumulated other comprehensive loss (income)
Prior service cost (credit)	$(113)		$(42)		$(1,677)		$(109)		$(52)		$(1,912)
Net loss (gain)	(5,710)		1,787		(1,705)		(2,754)		2,012		(1,042)
Total recorded in Accumulated other comprehensive loss (income)	$(5,823)		$1,745		$(3,382)		$(2,863)		$1,960		$(2,954)
(a)Principally associated with discount rate changes.
(b)The benefit obligation for the GE Supplementary Pension Plan, which is an unfunded plan, was $5,457 million and $7,226 million at December 31, 2022 and 2021, respectively.
(c)The benefit obligation for retiree health plans was $1,991 million and $2,548 million at December 31, 2022 and 2021, respectively.

Cost of Benefits Plans and Assumptions

COST OF OUR BENEFITS PLANS	2022			2021			2020
AND ASSUMPTIONS	Principal pension	Other pension	Principal retiree benefit	Principal pension	Other pension	Principal retiree benefit	Principal pension	Other pension	Principal retiree benefit
Components of expense (income)
Service cost - operating	$221	$86	$39	$237	$233	$44	$657	$243	$59
Interest cost	2,069	398	108	1,951	383	103	2,350	422	150
Expected return on plan assets	(3,142)	(967)	—	(3,049)	(1,194)	—	(2,993)	(1,082)	(11)
Amortization of net loss (gain)	1,422	101	(115)	3,483	403	(79)	3,399	434	(82)
Amortization of prior service cost (credit)	5	(8)	(235)	28	(3)	(236)	146	1	(234)
Curtailment / settlement loss (gain)	—	(6)	—	—	76	—	—	12	—
Non-operating	$354	$(482)	$(242)	$2,413	$(335)	$(212)	$2,902	$(213)	$(177)
Net periodic expense (income)	$575	$(396)	$(203)	$2,650	$(102)	$(168)	$3,559	$30	$(118)
Less: discontinued operations	199	(109)	(80)	885	(8)	(61)	1,173	27	(44)
Continuing operations - net periodic expense (income)	$376	$(287)	$(123)	$1,765	$(94)	$(107)	$2,386	$3	$(74)
Weighted-average benefit obligations assumptions
Discount rate	5.53%	4.59%	5.43%	2.94%	1.93%	2.64%	2.61%	1.44%	2.15%
Compensation increases	3.07	2.44	3.12	3.05	2.35	2.63	2.95	3.06	2.82
Initial healthcare trend rate(a)	N/A	N/A	6.40	N/A	N/A	5.70	N/A	N/A	5.90
Weighted-average benefit cost assumptions
Discount rate	2.94	1.93	2.64	2.61	1.44	2.15	3.36	1.97	3.05
Expected rate of return on plan assets	6.00	4.80	—	6.25	5.69	1.25	6.25	6.10	7.00
(a) For 2022, ultimately declining to 5% for 2030 and thereafter.
Composition of Plan Assets	The fair value of our pension plans' investments is presented below. The inputs and valuation techniques used to measure the fair value of these assets are described in Note 1 and have been applied consistently.

	2022		2021
	Principal pension	Other pension	Principal pension	Other pension
Global equities	$3,918	$1,097	$7,778	$3,589
Debt securities
Fixed income and cash investment funds	4,918	6,506	7,665	10,527
U.S. corporate(a)	8,715	382	10,324	468
Other debt securities(b)	7,853	443	7,331	492
Real estate	1,486	53	2,510	89
Private equities and other investments	1,245	364	1,515	943
Total	28,135	8,845	37,123	16,108
Plan assets measured at net asset value
Global equities	$3,285	$1,029	$9,517	$1,172
Debt securities	3,469	1,024	5,269	1,287
Real estate	1,624	1,976	1,408	2,126
Private equities and other investments	8,480	1,789	7,673	1,797
Total plan assets at fair value	$44,993	$14,663	$60,990	$22,490
(a)Primarily represented investment-grade bonds of U.S. issuers from diverse industries.
(b)Primarily represented investments in residential and commercial mortgage-backed securities, non-U.S. corporate and government bonds and U.S. government, federal agency, state and municipal debt.

Asset Allocation

ASSET ALLOCATION OF PENSION PLANS	2022 Target allocation		2022 Actual allocation
	Principal Pension	Other Pension (weighted average)	Principal Pension	Other Pension (weighted average)
Global equities	14.0 - 34.0%	17%	16%	14%
Debt securities (including cash equivalents)	31.0 - 81.5	60	55	57
Real estate	1.0 - 10.0	8	7	14
Private equities & other investments	6.0 - 30.0	15	22	15

Schedule of Defined Benefit Plan Annual Returns

ANNUALIZED RETURNS	1 year	5 years	10 years	25 years
GE Pension Plan	(20.5)%	2.7%	5.4%	5.8%

Estimated Future Benefit Payments

EXPECTED FUTURE BENEFIT PAYMENTS OF OUR BENEFIT PLANS(a)	Principal pension	Other pension	Principal retiree benefit
2023	$2,545	$600	$240
2024	2,570	585	230
2025	2,585	590	220
2026	2,595	600	210
2027	2,605	615	210
2028-2032	12,950	3,170	905
(a) Benefit payments are reflected on a post-Separation basis.

Cost of Postretirement Benefit Plans and Changes in Other Comprehensive Income

COST OF POSTRETIREMENT BENEFIT PLANS AND CHANGES IN OTHER COMPREHENSIVE INCOME
For the years ended December 31	2022			2021			2020
(Pre-tax)	Principal pension	Other pension	Principal retiree benefit	Principal pension	Other pension	Principal retiree benefit	Principal pension	Other pension	Principal retiree benefit
Cost (income) of postretirement benefit plans	$575	$(396)	$(203)	$2,650	$(102)	$(168)	$3,559	$30	$(118)
Changes in other comprehensive loss (income)
Prior service cost (credit) - current year	—	—	—	—	(1)	—	—	27	(7)
Net loss (gain) - current year	(1,533)	(128)	(778)	(4,959)	(2,104)	(488)	1,124	529	119
Reclassifications out of AOCI
Curtailment/settlement gain (loss)	—	6	—	—	(68)	—	—	(3)	—
Dispositions	—	—	—	—	(68)	—	—	(166)	—
Amortization of net gain (loss)	(1,422)	(101)	115	(3,483)	(403)	79	(3,399)	(434)	82
Amortization of prior service credit (cost)	(5)	8	235	(28)	3	236	(146)	(1)	234
Total changes in other comprehensive loss (income)	(2,960)	(215)	(428)	(8,470)	(2,641)	(173)	(2,421)	(48)	428
Cost (income) of postretirement benefit plans and changes in other comprehensive loss (income)	$(2,385)	$(611)	$(631)	$(5,820)	$(2,743)	$(341)	$1,138	$(18)	$310